Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION

Organization and Business

We are a global developer, manufacturer and distributor of medical devices that provide solutions for musculoskeletal health, vascular health and pain management. Our products address the continuum of patient care from injury prevention to rehabilitation after surgery, injury or from degenerative disease, enabling people to regain or maintain their natural motion. Our products are used by orthopedic specialists, spine surgeons, primary care physicians, pain management specialists, physical therapists, podiatrists, chiropractors, athletic trainers and other healthcare professionals. Our product lines include rigid and soft orthopedic bracing, hot and cold therapy, bone growth stimulators, vascular therapy systems and compression garments, therapeutic shoes and inserts, electrical stimulators used for pain management and physical therapy products. Our surgical implant business offers a comprehensive suite of reconstructive joint products for the hip, knee and shoulder.

Our current business activities are the result of a combination of ReAble Therapeutics, Inc. (ReAble), which was acquired by an affiliate of Blackstone Capital Partners V L.P. (Blackstone), and DJO Opco Holdings, Inc. (DJO Opco), formerly named DJO Incorporated. On November 20, 2007, a subsidiary of ReAble was merged with DJO Opco, with DJO Opco continuing as the surviving corporation (the DJO Merger). As a result of the DJO Merger, DJO Opco became a subsidiary of ReAble Therapeutics Finance LLC (RTFL), which is itself a wholly owned indirect subsidiary of ReAble. Following the DJO Merger, ReAble was renamed DJO Incorporated, RTFL was renamed DJO Finance LLC (DJOFL) and ReAble Finance Corporation, the co-issuer of the 10.875% Notes, 9.75% Notes and 7.75% Notes (see Note 13), was renamed DJO Finance Corporation (DJO Finco). Effective December 31, 2009, DJO Opco was merged with DJO, LLC, a wholly owned subsidiary of DJOFL. Effective February 10, 2011, DJO Incorporated changed its name to DJO Global, Inc. (DJO). Substantially all business activities of DJO are conducted by DJOFL and its wholly owned subsidiaries. Except as otherwise indicated, references to “us,” “we,” “DJOFL,” “our,” or “the Company,” refers to DJOFL and its consolidated subsidiaries.

Segment Reporting

During the second quarter of 2011, we changed the name of our Bracing and Supports segment to Bracing and Vascular to reflect the addition of our recent acquisitions, which have increased our focus on the vascular market. This segment includes the U.S. results of operations attributable to Dr. Comfort, ETI, and Circle City from their respective dates of acquisition (see Note 3). This change had no impact on previously reported segment information.

We market and distribute our products through four operating segments, Recovery Sciences, Bracing and Vascular, Surgical Implant, and International. Our Recovery Sciences, Bracing and Vascular and Surgical Implant segments generate their revenues within the United States.

Our Bracing and Vascular segment offers rigid knee braces, orthopedic soft goods, cold therapy products, vascular systems, compression therapy, and therapeutic footwear for the diabetes care market. Our Recovery Sciences segment offers home electrotherapy, inotophoresis, home traction products, bone growth stimulation products, and clinical therapy equipment. Our Surgical Implant segment offers a comprehensive suite of reconstructive joint products for the knee, hip and shoulder. Our International segment offers all of our products to customers outside the United States. See Note 19 for additional information about our reportable segments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are used in accounting for, among other things, contractual allowances, rebates, product returns, warranty obligations, allowances for doubtful accounts, valuation of inventories, self-insurance reserves, income taxes, loss contingencies, fair values of derivative instruments, fair values of long-lived assets and any related impairments, capitalization of costs associated with internally developed software and stock-based compensation. Actual results could differ from those estimates.

Basis of Presentation

We consolidate the results of operations of our 50% owned subsidiary Medireha GmbH (Medireha) and reflect the 50% share of results not owned by us as noncontrolling interests in our consolidated statements of operations. We maintain control of Medireha through certain rights that enable us to prohibit certain business activities that are not consistent with our plans for the business and provide us with exclusive distribution rights for products manufactured by Medireha.

The accompanying consolidated financial statements include our accounts and all voting interest entities where we exercise a controlling financial interest through the ownership of a direct or indirect majority voting interest. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications and prior period adjustments

Certain reclassifications have been made to prior year amounts to conform to the current year presentation.

In the fourth quarter of fiscal year 2011, we made a reclassification in our balance sheet of the replacement parts for our instrument sets used by our Surgical Implant business. Complete instrument sets are generally loaned to surgeons to enable them to perform implant surgeries with our products. These complete sets are classified as property and equipment, net of depreciation in our consolidated balance sheet. Historically, we had presented replacement parts used for these instrument kits as finished goods in inventory, net of reserves. During the current year, we determined that the replacement parts were more appropriately classified as a non-current asset in property and equipment rather than a current asset in inventory. Accordingly, we have reclassified the balance of these replacement parts in our consolidated balance sheets as of December 31, 2011 and 2010. This change resulted in an increase to property and equipment and a decrease to inventory of $8.6 million as of December 31, 2010.

In addition, during the fourth quarter of fiscal year 2011, we identified and corrected an immaterial error which impacted the consolidated financial statements for the years ended December 31, 2010 and 2009, related to the elimination of intercompany profits on the sale of products between subsidiaries. This error resulted in an overstatement of cost of goods sold of $1.1 million and $3.1 million for the years ended December 31, 2009 and 2010, respectively.

Based on a quantitative and qualitative analysis of the error as required by SEC Staff Accounting Bulletin No. 108 Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements (SAB 108), we determined that correcting the cumulative impact of this error, which decreased cost of goods sold and increased property and equipment by $4.2 million in the fourth quarter of the year ended December 31, 2011, was not material to the results for the year ended December 31, 2011 or any prior period.